Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Provision for doubtful accounts, accounts and notes receivable	$ 1,822	$ 418
Provision for doubtful accounts, prepayments and other current assets	$ 162	$ 18
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	139,953,296	147,135,996
Common stock, shares outstanding	139,953,296	147,135,996